NOTES PAYABLE AND LINES OF CREDIT - Future Principal Debt Payments Schedule (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 3,645
2024	3,645
2025	28,645
2026	335,131
2027	0
Total debt payments	$ 371,066